Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 751,130	$ 913,730
Short-term investments	2,113	2,011
Trade and other receivables	58,565	48,696
Inventories	45,870	58,050
Prepaid expenses and other current assets	7,063	6,020
Total current assets	864,741	1,028,507
Non-current assets:
Property, plant and equipment	116,325	82,361
Intangible assets	1,406	5,214
Goodwill	40,277	64,268
Equity-accounted investments	13,901	24,026
Long-term financial investments	40,345	42,331
Other long-term assets	547	370
Total assets	1,077,542	1,247,077
Current liabilities:
Trade and other payables	39,696	40,333
Deferred revenue	4,588	8,030
Provisions and other current liabilities	21,797	20,910
Current lease liabilities	4,505	3,895
Total current liabilities	70,586	73,168
Non-current liabilities:
Non-current lease liabilities	13,393	11,836
Deferred gain on finance lease liability	485	902
Other non-current liabilities and employee future benefits	1,862	2,260
Total liabilities	86,326	88,166
Equity:
Share capital	2,425,641	2,420,396
Contributed surplus	306,042	300,764
Accumulated deficit	(1,737,505)	(1,560,759)
Foreign currency reserve	(2,962)	(1,490)
Total equity	991,216	1,158,911
Total liabilities and equity	$ 1,077,542	$ 1,247,077